Note 5 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lessee, Operating Lease, Supplemental Cash Flows Information [Table Text Block]
Supplemental Cash Flows Information, twelve months ended December 31	2022

Cash paid for amounts included in the measurement of operating lease liabilities	$45,774
Right-of-use assets obtained in exchange for operating lease obligation	$92,808

Weighted Average Remaining Operating Lease Term	7 years
Weighted Average Discount Rate	4.3%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
2023	$54,989
2024	46,825
2025	38,017
2026	29,925
2027	20,734
Thereafter	62,859
Total future minimum lease payments	253,349
Less imputed interest	(35,647)
Total	217,702